April 4, 2019

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Vanguard Trustees’ Equity Fund (the “Trust”)
File No. 2-65955-99

Commissioners:

Enclosed is the 86th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to add Vanguard Commodity Strategy Fund, a new series of the Trust.
Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective on June 25, 2019. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments.
Please contact me at (610) 669-8005 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Seth Ruderman
Senior Counsel

The Vanguard Group, Inc.

Enclosures

cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission